INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	$ 3,120	$ 2,860
Deferred income tax liabilities, gross	(12,710)	(10,407)
Deferred income tax assets	208	120
Deferred income tax liabilities	(9,798)	(7,667)
Net deferred income tax liabilities	(9,590)	(7,547)	$ (7,796)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	2,135	2,143
Net deferred income tax liabilities	2,135	2,143	$ 2,162
Deferred tax assets recognized based on future projected profits	132	105
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	985	717
Long lived assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(12,470)	(9,836)
Investment in associates and investment properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	$ (240)	$ (571)